Finance Costs - Summary of Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance costs [line Items]
Interest on net defined benefit pension and other post-retirement plan obligations (Note 26)	$ 19	$ 19	$ 19
Unwinding of discount on asset retirement obligations (Note 18)	17	14	13
Borrowing costs capitalized to property, plant and equipment	(11)	(11)	(40)
Interest income	(2)	(3)	(2)
Finance costs	238	216	192
Short-term debt [member]
Disclosure of finance costs [line Items]
Interest expense	9	9	4
Long-term debt [member]
Disclosure of finance costs [line Items]
Interest expense	$ 206	$ 188	$ 198